Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Effect of dilutive shares	9,000,000	9,000,000	10,000,000
Antidilutive shares	0	0	0